Debentures_Details Of Debentures(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 KRW (₩)
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 53,278,697	[1]	$ 47,875,902	[1]	₩ 44,992,724
Debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	48,573,941				41,300,064
Korean Won Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	48,588,134				41,334,070
Structured debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,296,860				869,294
Structured debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.49%		1.49%
Structured debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.86%		5.86%
Subordinated fixed rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 3,437,729				2,913,411
Subordinated fixed rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.63%		1.63%
Subordinated fixed rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	4.35%		4.35%
Fixed rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 42,203,545				36,823,365
Fixed rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.35%		1.35%
Fixed rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	5.70%		5.70%
Floating rate debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,650,000				728,000
Floating rate debentures in Korean won | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.72%		1.72%
Floating rate debentures in Korean won | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.77%		1.77%
Fair value adjustments on fair value hedged financial debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 19,252				19,891
Less Discount on debentures in Korean won
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	(33,445)				(53,897)
Debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	4,704,756				3,692,660
Foreign Currencies Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	4,743,119				3,734,878
Floating rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 1,791,868				1,371,392
Floating rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	0.00%		0.00%
Floating rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.72%		3.72%
Fixed rate debentures
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ 2,951,251				2,363,486
Fixed rate debentures | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	1.63%		1.63%
Fixed rate debentures | Top Of Range Member [Member]
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Annual interest rate	3.63%		3.63%
Fair value adjustments on fair value hedged debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ (24,073)				(25,941)
Less Discount or premium on debentures in foreign currencies
Disclosure Of Detailed Information About Deventures Line Items [Line Items]
Debentures	₩ (14,290)				₩ (16,277)

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.